Nature of Expenses	12 Months Ended
Dec. 31, 2024
Nature of Expenses [Abstract]
Nature of expenses

NOTE 4: Nature of expenses

Research and development expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	5,264	3,693	2,453
Clinical validation		2,506	765	584
Lab consumables		1,378	639	713
Depreciation	11	563	428	212
Patent expenses		148	83	430
External collaborator fees		83	199	783
Impairment		-	-	44
Other expenses		610	569	278
Total research and development expenses		10,552	6,376	5,497

Research and development expenses consist of costs incurred for the development and improvement of our products. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), reagents and supplies, clinical studies, outside services, patent expenses, depreciation of laboratory equipment, facility occupancy and information technology costs. Research and development expenses also include costs associated with assay improvements and automation workflow for our current suite of products.

For the year ended December 31, 2024, research and development expenses increased by $4.2 million, or 66%, primarily due to increases in our clinical studies and associated lab consumables as well as an increase in personnel costs.

For the year ended December 31, 2023, research and development expenses increased by $0.9 million, or 16%, primarily due to annual compensation increases, as well as an increase in ongoing clinical studies, partially offset by savings in patent expenses, lab consumables, and external collaborator fees.

Selling and Marketing expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	32,280	27,952	19,070
Marketing expenses		4,262	5,075	2,843
Depreciation	11	1,343	888	750
Professional fees		916	710	1,259
Travel expenses		896	1,061	789
Offices & facilities expenses		301	459	356
Other expenses		983	770	637
Total selling and marketing expenses		40,981	36,915	25,704

The Company’s selling and marketing expenses are expensed as incurred and include costs associated with its sales organization, including its direct clinical sales force and sales management, medical affairs, client services, marketing and managed care, as well as technical lab support and administration. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), customer education and promotional expenses, market analysis expenses, conference fees, travel expenses and allocated overhead costs.

For the year ended December 31, 2024, selling and marketing expenses increased by $4.1 million, or 11%, compared to 2023, primarily due to increases in personnel costs, which includes incentive compensation for our commercial team, partially offset by savings in marketing and travel costs.

For the year ended December 31, 2023, selling and marketing expenses increased by $11.2 million, or 44%, compared to 2022, primarily due to an increase in personnel costs related to the Company’s acquisition of the GPS business in August 2022, as well as increased direct marketing expenses, travel expenses, facilities expenses, and depreciation offset by a decrease in outside professional fees.

General and administrative expenses

Thousands of $ For the years ended December 31	Notes	2024	2023	2022
Personnel costs	5	13,239	10,184	8,995
Professional fees		3,780	6,706	7,180
Offices & facilities expenses		1,472	1,266	1,142
Public company expenses		1,439	2,701	4,025
Depreciation	11	1,043	737	734
IT Services		945	639	582
Board fees		388	366	394
Travel expenses		104	130	79
Other expenses		391	281	177
Total general and administrative expenses		22,801	23,010	23,308

General and administrative expenses include costs for certain executives, accounting and finance, legal, revenue cycle management, information technology, human resources, and administrative functions. These expenses consist primarily of labor costs (including salaries, bonuses, benefits, and share-based compensation), professional service fees such as consulting, accounting, legal, general corporate costs, and public-company costs associated with the Company’s listing, as well as allocated overhead costs (rent, utilities, insurance, etc.).

General and administrative expenses decreased in 2024 by $0.2 million or 1%, primarily from savings in professional fees, and public company expenses, partially offset by increases in personnel costs.

General and administrative expenses decreased in 2023 by $0.3 million or 1%. Despite an increase in personnel costs of $1.2 million, there were decreases in public company expenses as well as a decrease in professional fees from the 2022 acquisition of GPS. Professional fees for 2023 included one-time expenses related to the transition of its sole listing on NASDAQ as well as the amended asset purchase agreement with Exact Sciences.

Amortization of intangible assets

Thousands of $ For the years ended December 31	2024	2023	2022
Research and development	3,203	3,157	2,060
Selling and marketing	1,680	1,315	878
General and administrative	22	22	231
Total amortization of intangible assets	4,905	4,494	3,169

Amortization of intangible assets primarily relates to the acquired intellectual property, brand, and customer relationships of the GPS business combination in 2022.

As of 2023, the Company segregated “amortization of intangible assets” from other operating categories in the statement of profit or loss and is presenting amortization of intangible assets as a separate category. Prior periods balances have been reclassified to conform to current period presentation.